Subsequent Events/Other (Details) (USD $)	2 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Subsequent Events/Other (Textuals) [Abstract]
NumberofLandParcelsAcquiredSubsequentToPeriodEnd	2
ValueofLandParcelsAcquiredSubsequenttoBalanceSheetDate	$ 12,200,000
Number of consolidated properties disposed of	1
Number of consolidated apartment units sold	704
Value of sold properties	94,825,000
Repayment of mortgage loans	31,516,374
Common shares issued under the Company's ATM share offering program	2,075,358
Average price per Common Shares	$ 59.47
Total consideration for shares issued through ATM program	123,600,000
additional shares available subsequent balance sheet date	7,096,956
Bridge Loan Principal Amount		1,000,000,000
Line of Credit Facility, Current Borrowing Capacity	1,250,000,000
Ability to Increase Line of Credit Subsequent Events	500,000,000
Line of Credit Facility, Maximum Borrowing Capacity	1,750,000,000
Debt Instrument, Face Amount	500,000,000
Term Loan Spread	1.25%
Business Combination, Acquisition Related Costs		9,482,000	6,600,000	1,650,000
Noncash Project Abandonment Costs		5,075,000	5,272,000	4,838,000
Other expenses		(14,557,000)	(11,928,000)	(6,477,000)
Proceeds From Royalty Termination		4,500,000
Insurance Litigation Expenses			1,700,000
Number Of Potential Condo Sales			38
Insurance Litigation Settlement proceeds		800,000	5,191,920	170,704
Disposal Group Corporate Housing Business Sale		4,000,000
Seller Provided Financing		2,000,000
Proceeds Received From Seller Provided Finanacing	200,000
Discontinued Operation Corporate Housing Business Gain Loss On Disposal Of Discontinued Operation Net Of Tax		1,200,000
contracted aquisition price		1,325,000,000
contracted acquisition percent		26.50%
Remaining Percentage to be Contracted	26.50%
Remaining Acquisition Cost to be Contracted	1,485,000,000
BreakUpFee	80,000,000
Payments of Merger Related Costs, Financing Activities		2,600,000
Impairment		0	45,380,000	11,124,000
Estimates of lost revenue and garage reconstruction		23,000,000
Estimates Of Lost Revenue And Garage Reconstruction After Insurance Reimbursements		12,000,000
Initial insurance proceeds		6,103,245	4,000,000
Real estate tax and insurance		1,688,597	5,500,000
Fees Related to Ownership Interest in Potential Transaction [Member]
Subsequent Events/Other (Textuals) [Abstract]
Business Combination, Acquisition Related Costs		4,400,000
Noncash Project Abandonment Costs		$ 1,800,000